Other payables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Payables
Balance at beginning of the year	$ 1,551	$ 2,106
Increase	3,067	1,812
Payments	(6,461)	(3,647)
Exchange difference	4,901	1,510
Interest	908	791
Result from exposure to inlfation	(1,054)	(1,021)
Balance at end of the year	$ 2,912	$ 1,551